Summary of Significant Accounting Policies - Schedule of Deferred Debt Issuance Costs (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Debt Issuance Costs, Net [Abstract]
Deferred debt issuance costs, beginning	$ 1,885	$ 1,627	$ 1,425
Direct costs paid	31	118	35
Grant-date fair value of warrants issued		518	528
Amortization of debt issuance costs	(24)	(378)	(361)
Deferred debt issuance costs, ending	$ 127	$ 1,885	$ 1,627